Revenue Recognition - Schedule of Revenues by Services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues by Services [Line Items]
Total revenues	$ 1,351,121	$ 2,814,664
Advisory and transaction services [Member]
Schedule of Revenues by Services [Line Items]
Revenues by service	146,515	1,256,894
Corporate business training services [Member]
Schedule of Revenues by Services [Line Items]
Revenues by service	454,357	1,483,471
Corporate consulting services [Member]
Schedule of Revenues by Services [Line Items]
Revenues by service	654,398	74,299
Others [Member]
Schedule of Revenues by Services [Line Items]
Revenues by service	$ 95,851
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Services [Line Items]
Percentage of revenues	100.00%	100.00%
Percentage of Total revenues	100.00%	100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Advisory and transaction services [Member]
Schedule of Revenues by Services [Line Items]
Percentage of revenues	10.80%	44.70%
Percentage of Total revenues	10.80%	44.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Corporate business training services [Member]
Schedule of Revenues by Services [Line Items]
Percentage of revenues	33.60%	52.70%
Percentage of Total revenues	33.60%	52.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Corporate consulting services [Member]
Schedule of Revenues by Services [Line Items]
Percentage of revenues	48.40%	2.60%
Percentage of Total revenues	48.40%	2.60%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Others [Member]
Schedule of Revenues by Services [Line Items]
Percentage of revenues	7.10%
Percentage of Total revenues	7.10%